UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	Retirement Reserves Money Fund of Retirement Series Trust
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic – 1.1%
State Street Bank & Trust Co., 0.39%, 2/10/11	$27,000	$27,000,000

Yankee - 30.4% (a)
BNP Paribas SA, NY:
0.38%, 5/04/11	25,000	25,000,000
0.39%, 5/05/11	25,000	25,000,000
Bank of Montreal, Chicago:
0.27%, 3/01/11	20,000	20,000,000
0.31%, 8/29/11 (b)	12,500	12,500,000
0.34%, 1/25/12 (b)	15,000	15,000,000
Bank of Nova Scotia, Houston:
0.27%, 3/01/11	15,000	15,000,000
0.26%, 3/10/11	26,000	25,999,863
0.28%, 4/05/11	20,000	20,000,000
0.27%, 5/03/11	25,000	25,000,000
Barclays Bank Plc, NY:
0.42%, 2/18/11	27,000	27,000,000
0.40%, 3/04/11	32,000	32,000,000
Canadian Imperial Bank of Commerce, NY, 0.31%, 7/18/11 (b)	15,310	15,310,000
Credit Agricole CIB, NY, 0.41%, 4/08/11	25,000	25,000,000
Credit Industriel et Commercial, NY, 0.51%, 2/09/11	11,000	11,000,000
Credit Suisse, NY, 0.28%, 4/12/11	28,000	28,000,000
Deutsche Bank AG, NY, 0.30%, 4/06/11	39,000	39,000,000
Dexia Credit Local, NY, 2.05%, 2/17/11 (c)	70,500	70,500,000
Lloyd’s TSB Bank Plc, NY, 0.62%, 2/11/11	30,000	30,000,000
Mizuho Corporate Bank, NY, 0.28%, 2/08/11	35,000	35,000,000
National Australia Bank, NY, 0.35%, 2/10/12 (b)	12,000	12,000,000
Royal Bank of Canada, NY, 0.35%, 10/14/11 (b)	25,000	25,000,000
Royal Bank of Scotland Plc, CT:
0.49%, 5/16/11 (c)	10,000	10,000,000
0.51%, 2/24/11	34,000	34,000,000
0.49%, 4/19/11	25,000	25,000,000
Societe Generale, NY, 0.39%, 4/21/11 (b)	21,000	21,000,000
Toronto-Dominion Bank, NY:
0.26%, 2/04/11	12,500	12,500,000
0.25%, 4/27/11	17,000	17,000,000
0.34%, 1/12/12 (b)	12,500	12,500,000
UniCredit SpA, NY, 0.49%, 2/10/11	25,000	25,000,000

Certificates of Deposit (concluded)	Par (000)	Value

Yankee (concluded) (a)
Westpac Banking Corp., NY (b):
0.34%, 11/04/11	$27,000	$27,000,000
0.35%, 12/09/11	25,000	25,000,000

		742,309,863

Total Certificates of Deposit - 31.5%		769,309,863

Commercial Paper (d)

Antalis U.S. Funding Corp., 0.29%, 2/28/11	5,500	5,498,760
BNP Paribas Finance Inc.:
0.49%, 2/11/11	30,000	29,995,508
0.42%, 3/01/11	11,000	10,996,278
BNZ International Funding Ltd., 0.34% 2/04/11 (b)	31,500	31,500,035
CHARTA LLC, 0.30%, 2/17/11	35,000	34,995,042
CRC Funding LLC, 0.29%, 4/27/11	33,000	32,977,138
Cancara Asset Securitization LLC, 0.35%, 2/17/11	13,000	12,997,852
Chariot Funding LLC, 0.24%, 2/09/11	31,000	30,998,140
Clipper Receivables Co., LLC, 0.44%, 2/15/11	30,000	29,994,500
Commonwealth Bank of Australia, 0.32%, 10/06/11 (b)	26,000	25,997,974
Grampian Funding LLC, 0.29%, 3/07/11	36,850	36,839,610
Jupiter Securitization Co. LLC, 0.26%, 2/03/11	3,000	2,999,935
LMA Americas LLC, 0.25%, 2/25/11	40,900	40,892,899
MetLife Short Term Funding LLC:
0.28%, 3/07/11	23,000	22,993,739
0.28%, 4/25/11	13,000	12,991,507
Nieuw Amsterdam Receivables Corp., 0.29%, 4/12/11	15,000	14,991,421
Solitaire Funding LLC, 0.26%, 2/23/11	16,000	15,997,342
Westpac Banking Corp., 0.42%, 1/13/12 (b)	25,000	25,000,000

Total Commercial Paper - 17.1%		418,657,680

Corporate Notes

KBC Bank NV, NY, 1.72%, 3/01/11 (c)	32,240	32,240,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
HFA	Housing Finance Agency
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreement
VRDN	Variable Rate Demand Notes

RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST	JANUARY 31, 2011	1

Schedule of Investments (continued)	Retirement Reserves Money Fund of Retirement Series Trust
(Percentages shown are based on Net Assets)

Corporate Notes (concluded)	Par (000)	Value

Rabobank Nederland NV, 2.05%, 4/07/11 (c)(e)	$64,400	$64,400,000

Total Corporate Notes - 4.0%		96,640,000

Municipal Bonds (c)

California HFA, RB, VRDN, AMT (Fannie Mae LOC, Freddie Mac LOC):
Home Mortgage, Series B, 0.26%, 2/07/11	13,000	13,000,000
Home Mortgage, Series F, 0.29%, 2/07/11	20,000	20,000,000
Home Mortgage, Series U, 0.27%, 2/07/11	14,360	14,360,000
Series A, 0.26%, 2/07/11	11,300	11,300,000
California Pollution Control Financing Authority (JPMorgan Chase Bank LOC), Pacific Gas & Electric Co., Series E, 0.24%, 2/07/11	8,000	8,000,000
Indiana Finance Authority (JPMorgan Chase Bank LOC), Sisters of St. Francis, Series B, 0.27%, 2/07/11	5,500	5,500,000
Los Angeles Community Redevelopment Agency California (Fannie Mae Liquidity Facility), Hollywood & Vine Apartments, Series A, 0.28%, 2/07/11	12,000	12,000,000
Metropolitan Transportation Authority (AGM Insurance, Dexia Credit Local SBPA), Series B, 0.32%, 2/07/11	20,000	20,000,000
New Jersey Transportation Trust Fund Authority (JPMorgan Chase Bank LOC), Transportation System, Series C, 0.26%, 2/07/11	8,000	8,000,000
New York City Housing Development Corp. (Fannie Mae), 155 West 21st Street Development, Series A, 0.26%, 2/07/11	16,400	16,400,000
New York City Industrial Development Agency (JPMorgan Chase Bank LOC), USA Waste Services, New York City Project, 0.34%, 2/07/11	9,000	9,000,000
New York State HFA, RB, VRDN, AMT (Fannie Mae Liquidity Facility), Series A:
125 West 31st Street Housing, 0.26%, 2/07/11	12,000	12,000,000
316 11th Avenue Housing, 0.26%, 2/07/11	20,000	20,000,000
East 39th Street Housing, 0.26%, 2/07/11	15,000	15,000,000
New York State HFA (Bank of America NA LOC), Series L, 0.27%, 2/07/11	9,800	9,800,000
Palm Beach County School District (AGM Insurance, Dexia Credit Local SBPA), Series B, 0.32%, 2/07/11	5,000	5,000,000

Municipal Bonds (concluded)	Par (000)	Value

Philadelphia Authority for Industrial Development (JPMorgan Chase Bank LOC, Bank of New York LOC), Series B, 0.26%, 2/07/11	$15,400	$15,400,000

Total Municipal Bonds - 8.8%		214,760,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Variable Rate Notes (b):
0.25%, 7/26/12	27,000	26,991,992
0.29%, 12/20/12	13,000	12,995,033
Federal Home Loan Bank Discount Notes, 0.21%, 6/08/11 (d)	25,000	24,981,333
Federal Home Loan Bank Variable Rate Notes, 0.24%, 10/06/11 (b)	40,000	39,988,954
Freddie Mac Variable Rate Notes (b):
0.33%, 2/14/11	139,940	139,939,155
0.36%, 4/01/11	35,000	35,005,811
0.17%, 5/05/11	80,000	79,993,782
0.21%, 12/29/11	25,000	24,988,516
0.23%, 4/03/12	15,000	14,992,863
0.34%, 1/24/13	13,500	13,489,212

Total U.S. Government Sponsored Agency Obligations - 16.9%		413,366,651

U.S. Treasury Obligations

U.S. Treasury Bills (d):
0.20%, 3/17/11	30,000	29,992,688
0.19%, 5/26/11	13,000	12,992,110
0.21%, 6/02/11	28,000	27,979,884
0.23%, 6/30/11	30,000	29,971,875
0.20%, 7/07/11	29,000	28,974,706
U.S. Treasury Notes:
0.88%, 2/28/11	61,000	61,028,925
4.50%, 2/28/11	33,000	33,108,440
0.88%, 3/31/11	41,000	41,041,868
4.88%, 5/31/11	22,500	22,841,929
1.13%, 6/30/11	48,500	48,674,774
5.00%, 8/15/11	29,000	29,743,240
1.00%, 9/30/11	27,500	27,631,615
4.63%, 10/31/11	25,000	25,812,855

Total U.S. Treasury Obligations – 17.2%		419,794,909

2	RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST	JANUARY 31, 2011

Schedule of Investments (concluded)	Retirement Reserves Money Fund of Retirement Series Trust
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Barclays Capital Inc., 0.21%, 2/01/11 (Purchased on 1/31/11 to be repurchased at $75,000,438, collateralized by U.S. Treasury Note, 0.88% due 5/31/11, par and fair value of $76,216,500 and $76,500,055, respectively)	$75,000	$75,000,000
Deutsche Bank Securities, Inc., 0.21%, 2/01/11 (Purchased on 1/31/11 to
be repurchased at $81,366,475, collateralized by U.S. Treasury Obligations, 0.00% due 2/17/11 – 3/01/11, par and fair value of $82,999,000 and $82,993,562, respectively)	81,366	81,366,000

Total Repurchase Agreements - 6.4%		156,366,000

Total Investments (Cost - $2,488,895,103*) – 101.9%		2,488,895,103
Liabilities in Excess of Other Assets – (1.9)%		(45,688,518)

Net Assets – 100.0%		$2,443,206,585

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Short-Term Securities[1]	—	$2,488,895,103	—	$2,488,895,103

[1]	See above Schedule of Investments for values in each security type.

RETIREMENT RESERVES MONEY FUND OF RETIREMENT SERIES TRUST	JANUARY 31, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 25, 2011